SHARE-BASED COMPENSATION - Share Options Granted (Details) $ / shares in Units, $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2024 HKD ($) shares	Dec. 31, 2023 $ / shares shares	Dec. 31, 2022 $ / shares shares
SHARE-BASED COMPENSATION
Outstanding (in shares) | shares	2,658,882
Exercisable (in shares) | shares	2,590,210
Expected to vest (in shares) | shares	68,672
Outstanding (in dollars per share) | $ / shares	$ 0.648
Exercisable (in dollars per share) | $ / shares	0.6492
Expected to vest (in dollars per share) | $ / shares	$ 0.602
Outstanding (in years)	3 years 10 months 20 days	3 years 10 months 20 days
Exercisable (in years)	3 years 9 months 29 days	3 years 9 months 29 days
Expected to vest (in years)	6 years 1 month 20 days	6 years 1 month 20 days
Outstanding (in dollars) | $	$ 24,863
Exercisable (in dollars) | $	24,217
Expected to vest (in dollars) | $	$ 645
Employee Stock Option
SHARE-BASED COMPENSATION
Weighted average grant date fair value | $ / shares	$ 0		$ 4.9563	$ 0
Options exercised (in shares) | shares	3,944,400	3,944,400	2,560,304	2,968,984
Intrinsic value of options exercised	$ 34,442	$ 267,535